Offerings	Mar. 04, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per shareCommon Stock, $0.001 par value per share
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common stock being registered hereunder includes such indeterminable number of shares of common stock that may be offered or issued in connection with any stock split, stock dividend or similar transactions.

(2)
There are being registered hereunder an indeterminate number of shares of common stock and an indeterminate principal amount of debt securities. The proposed maximum offering price will be determined, from time to time, by the applicable registrant in connection with the issuance by such registrant of the securities registered hereunder. In no event will the aggregate maximum offering price of all securities issued pursuant to this registration statement exceed $4,000,000,000 or, if any debt securities are issued at an original issue discount, such greater amount as will result in an aggregate offering price of $4,000,000,000, less the aggregate dollar amount of all securities previously issued pursuant to this registration statement.

(3)
The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the applicable registrant in connection with the issuance by such registrant of the securities registered under this registration statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Form
S-3
under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common stock being registered hereunder includes such indeterminable number of shares of common stock that may be offered or issued in connection with any stock split, stock dividend or similar transactions.

(2)
There are being registered hereunder an indeterminate number of shares of common stock and an indeterminate principal amount of debt securities. The proposed maximum offering price will be determined, from time to time, by the applicable registrant in connection with the issuance by such registrant of the securities registered hereunder. In no event will the aggregate maximum offering price of all securities issued pursuant to this registration statement exceed $4,000,000,000 or, if any debt securities are issued at an original issue discount, such greater amount as will result in an aggregate offering price of $4,000,000,000, less the aggregate dollar amount of all securities previously issued pursuant to this registration statement.

(3)
The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the applicable registrant in connection with the issuance by such registrant of the securities registered under this registration statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Form
S-3
under the Securities Act.

(4)	Debt securities issued under this registration statement may consist of one or more series of senior and/or subordinated debt securities of LPL Holdings, Inc.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common stock being registered hereunder includes such indeterminable number of shares of common stock that may be offered or issued in connection with any stock split, stock dividend or similar transactions.

(5)
LPL Financial Holdings Inc. will fully and unconditionally guarantee the payment of principal of, and premium (if any) and interest on, the debt securities of LPL Holdings, Inc. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to the guarantees.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 4,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 612,400
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common stock being registered hereunder includes such indeterminable number of shares of common stock that may be offered or issued in connection with any stock split, stock dividend or similar transactions.

(2)
There are being registered hereunder an indeterminate number of shares of common stock and an indeterminate principal amount of debt securities. The proposed maximum offering price will be determined, from time to time, by the applicable registrant in connection with the issuance by such registrant of the securities registered hereunder. In no event will the aggregate maximum offering price of all securities issued pursuant to this registration statement exceed $4,000,000,000 or, if any debt securities are issued at an original issue discount, such greater amount as will result in an aggregate offering price of $4,000,000,000, less the aggregate dollar amount of all securities previously issued pursuant to this registration statement.